S000004312 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
S&P 500 Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.19%	12.96%	11.73%
iShares S&P 500 Value ETF
Prospectus [Line Items]
Average Annual Return, Percent	13.00%	12.76%	11.54%
Performance Inception Date				May 22, 2000
iShares S&P 500 Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.54%	12.24%	10.96%
iShares S&P 500 Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.98%	10.11%	9.42%